CREDIT RISK AND CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Schedule of Customers Accounted for 10% or More of the Company's Net Revenues	The following customers accounted for 10% or more of the Company’s net revenues:

	For the years ended
	December 31,
	2023	2022	2021
Customer A	23%	28%	30%
Customer B	36%	44%	44%